UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin  53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end: February 22, 2013

Date of reporting period: June 30, 2013

Item 1. Proxy Voting Record.

Name of Fund:	Niemann Tactical Return Fund
Period:	July 1, 2012-June 30,2013

Company Name	Meeting Date	CUSIP	Ticker

Madison Square Garden	Thursday, November 29, 2012	55826P-100	MSG

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. DIRECTOR	Issuer

For		1) RICHARD D. PARSONS
For		2) ALAN D. SCHWARTZ
For		3) VINCENT TESE

For	For	2. TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR FISCAL YEAR 2013.

Company Name	Meeting Date	CUSIP	Ticker

DigitalGlobe	Monday December 3, 2012	25389M-877	DGI

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
1. PROPOSAL TO APPROVE THE ISSUANCE OF DIGITALGLOBE, INC. COMMON STOCK, PAR VALUE $0.001 PER SHARE, PURSUANT TO THE AGREEMENT AND PLAN OF MERGER, DATED AS OF JULY 22, 2012, AS AMENDED, AND AS MAY BE FURTHER AMENDED, BY AND AMONG DIGITALGLOBE, INC., 20/20 ACQUISITION SUB, INC., WORLDVIEW, LLC AND GEOEYE, INC.
Issuer

For	For	2. PROPOSAL TO APPROVE ANY MOTION TO ADJOURN THE DIGITALGLOBE SPECIAL MEETING OF STOCKHOLDERS, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES.

Company Name	Meeting Date	CUSIP	Ticker

GEOEYE	Monday December 3, 2012	37250W-108	GEO

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
1. PROPOSAL TO ADOPT THE AGREEMENT AND PLAN OF MERGER (THE "MERGER AGREEMENT"), DATED AS OF JULY 22, 2012, AS AMENDED, AND AS MAY BE FURTHER AMENDED, BY AND AMONG DIGITALGLOBE, INC., 20/20 ACQUISITION SUB, INC., WORLDVIEW, LLC, AND GEOEYE, INC., AND TO APPROVE THE TRANSACTIONS CONTEMPLATED BY THE MERGER AGREEMENT.
Issuer

For	For
2. PROPOSAL TO APPROVE, BY A NON-BINDING ADVISORY VOTE, CERTAIN COMPENSATION ARRANGEMENTS FOR GEOEYE, INC.'S NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGER CONTEMPLATED BY THE MERGER AGREEMENT.

For	For	3. PROPOSAL TO APPROVE ANY MOTION TO ADJOURN THE GEOEYE, INC. SPECIAL MEETING OF STOCKHOLDERS, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES.

Company Name	Meeting Date	CUSIP	Ticker

Apple	Wednesday February 27, 2013	037833-100	AAPL

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. DIRECTOR	Issuer

For		1) WILLIAM CAMPBELL
For		2) TIMOTHY COOK
For		3) MILLARD DREXLER
For		4) AL GORE
For		5) ROBERT IGER
For		6) ANDREA JUNG
For		7) ARTHUR LEVINSON
For		8) RONALD SUGAR

For	For
2. AMENDMENT OF APPLE'S RESTATED ARTICLES OF INCORPORATION TO (I) ELIMINATE CERTAIN LANGUAGE RELATING TO TERM OF OFFICE OF DIRECTORS IN ORDER TO FACILITATE THE ADOPTION OF MAJORITY VOTING FOR ELECTION OF DIRECTORS, (II) ELIMINATE "BLANK CHECK" PREFERRED STOCK, (III) ESTABLISH A PAR VALUE FOR COMPANY'S COMMON STOCK OF $0.00001 PER SHARE AND (IV) MAKE OTHER CHANGES

For	For	3. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.

For	For	4. A NON-BINDING ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION

Against	Against	5. A SHAREHOLDER PROPOSAL ENTITLED "EXECUTIVES TO RETAIN SIGNIFICANT STOCK."

Against	Against	6. A SHAREHOLDER PROPOSAL ENTITLED "BOARD COMMITTEE ON HUMAN RIGHTS."

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Douglas G. Hess
 Douglas G. Hess, President
(Principal Executive Officer)

Date 08/05/2013